25. FINANCIAL INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2018
Financial Income Expenses
Financial income (expenses)

		Consolidated
	12/31/2018	12/31/2017	12/31/2016

Financial income
Related parties (note 19 b)	64,888	61,549	60,964
Income from financial investments	111,235	162,292	301,401
Gain from derivative		28,503	5,829
Gain on repurchase of debt securities			146,214
Other income (1)	1,134,391	42,730	129,182
	1,310,514	295,074	643,590
Financial expenses
Borrowings and financing - foreign currency	(988,821)	(827,841)	(930,508)
Borrowings and financing - local currency	(1,020,867)	(1,610,714)	(2,229,849)
Related parties (note 19 b)	(16,092)		(3,185)
Capitalized interest (notes 10 and 30)	71,611	91,957	215,794
Losses on derivatives			(362)
Interest, fines and late payment charges	(71,100)	(72,343)	(38,002)
Commission and bank fees	(182,179)	(159,088)	(155,249)
PIS/COFINS over financial income	(84,404)	(21,926)	(39,154)
Other financial expenses	19,614	(142,296)	(102,450)
	(2,272,238)	(2,742,251)	(3,282,965)
Inflation adjustment and exchange differences, net
Inflation adjustments, net	(1,035)	(10,556)	7,865
Exchange rates, net	(532,883)	(5,665)	921,310
Exchange gain (losses) on derivatives	(1)	(229)	(812,227)
	(533,919)	(16,450)	116,948

Financial income (expenses), net	(1,495,643)	(2,463,627)	(2,522,427)

Statement of gains and (losses) on derivative transactions
Future Dollar			(805,760)
Dollar - to - euro swap	(1)	(229)	(6,467)
	(1)	(229)	(812,227)

Swap Pré x CDI			(299)
Swap CDI x Pré			(63)
Future DI		28,503	5,829
		28,503	5,467
	(1)	28,274	(806,760)